UNITED STATES
SECURITEIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 1999

Check here if Amendment [	]; Amendment Number:
This Amendment (Check only one.):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nelson Capital Management, Inc.
Address:		245 Lytton Avenue
		Suite 350
		Palo Alto, CA 94301

13F File Number:		28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Brooks P. Nelson
Title:		President
Phone:		650-326-0200
Signature, Place, and Date of Signing:

Brooks P. Nelson		Palo Alto, California	May 14, 1999

Report Typre(Check only one.):

[X		13F HOLDINGS REPORT.

[	]		13F NOTICE.

[	]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPRT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		80

Form 13F Information Table Value Total:		$227,312

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NAME OF ISSUER		TITLE	CUSIP		VALUE		SHARES/
			OF			(X$1000)	PRN AMT
			CLASS
---------------------------------------------------------------------------
AT&T Corp		UTL	001957109	2069357		25927
Abbott Labs		CON	002824100	5430192		116000
ACNielsen		CON	004833109	4326356		159497
AirTouch Comunications	TEC	00949T100	513561		5315
American Express	FIN	025816109	4804200		40800
American Home Products	CON	026609107	332775		5100
American Intl Group	FIN	026874107	639553		5302
Amgen			CON	031162100	2020127		26980
Apache Corp.		ENE	037411105	432629		16600
Applied Materials Inc	TEC	038222105	205726		3335
Atlantic Richfield	ENE	048825103	394875		5400
Avery Dennison Corp	IND	053611109	5126125		89150
BP Amoco Plc-ADR	ENE	055622104	3289969		32573
Baldor Electric		CAP	057741100	4002963		198905
Bell Atlantic Corp.	UTL	077853109	305366		5908
Bellsouth Corp		UTL	079860102	237006		5916
Bestfoods		CON	08658U101	4168900		88700
Boeing Co		CAP	097023105	353940		10410
Bristol Myers Squibb	CON	110122108	654459		10206
CBS			CON	12490K107	5448402		133500
Carnival Corp		CON	143658102	3268222		67300
Chevron Corp.		ENE	166751107	3172276		35743
Cisco Systems Inc.	TEC	17275R102	11159218	101853
Citigroup		FIN	172967101	6129125		95955
Coca-Cola		CON	191216100	532857		8682
Colgate Palmolive	CON	194162103	1011080		10990
Compaq Computers	TEC	204493100	4635839		146301
Corvus Systems Inc.	TEC	221016108	12		12000
Dial Corp		CON	25247D101	3882518		112946
Disney (Walt & Co.)	CON	254687106	871188		27990
DuPont (E.I.) deNemours	IND	263534109	264414		4554
Enron Corp.		ENE	293561106	6383237		99350
Exxon Corp		ENE	302290101	753233		10674
Federal National Mtge	FIN	313586109	881150		12724
GTE Corp		UTL	362320103	4332949		71619
General Electric	CAP	369604103	6664016		60239
Harken Energy Corp	ENE	412552101	30712		18900
Healtheon		CON	422209106	646471		15200
Hewlett Packard		TEC	428236103	7148464		105415
Home Depot		CON	437076102	881651		14163
IMS Health		CON	449934108	5830000		176000
Intel Corporation	TEC	458140100	11868480	99840
Int'l Business Machine	TEC	459200101	9449338		53310
Johnson & Johnson	CON	478160104	6614497		70743
Kennametal		CAP	489170100	2001671		113570
Lancaster Colony	CON	513847103	501295		18828
Lilly Eli & co		CON	532457108	456963		5383
Lucent Technologies	TEC	549463107	294340		2725
MCI WorldCom Inc	UTL	55268B106	414115		4676
Merck & Co		CON	589331107	5992548		74790
Microsoft Corp		TEC	594918104	2410912		26900
Miller (Herman) Inc	CON	600544100	2987525		163700
Mobil Corp		ENE	607059102	216040		2455
Morgan, (J.P. & Co.)	FIN	616880100	1517512		12300
Morgan Stanley Dean	FIN	617446448	1963257		19644
Motorola, Inc.		TEC	620076109	2230828		30455
Newell Co		CON	651192106	213750		4500
Novellus Systems Inc	TEC	670008101	928635		16846
Oracle Systems		TEC	68389X105	2214181		83950
Overland Data		TEC	690213103	237750		31700
PG&E Corp.		UTL	69331C108	232685		7491
Pall Corporation	CAP	696429307	2234213		134900
Pfizer Inc		CON	717081103	929625		6700
Philip Morris		CON	718154107	332299		9443
Procter & Gamble	CON	742718109	519555		5305
SBC Communications Inc.	UTL	78387G103	3781896		80147
Sara Lee		CON	803111103	5982075		241700
Schering Plough		CON	806605101	215475		3900
Schlumberger Ltd	ENE	806857108	2124601		35300
Schwab, (Charles & Co.)	FIN	808513105	2426483		25243
Staples			CON	855030102	1041973		31695
State Street Corp	FIN	857477103	7159862		87050
Steris Corp		CON	859152100	4451700		167200
Sun Micro Systems	TEC	866810104	2123552		16980
Texas Instruments	TEC	882508104	5925225		59700
Union Pacific		TRN	907818108	2593297		48530
Watson Pharmaceutical	CON	942683103	3035800		68800
Wells Fargo		FIN	949746101	211704		6038
Xilinx, Inc.		TEC	983919101	15368941	378900
Loral Space & Commun.	TEC	G56462107	872716		60450


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